Note 13 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss carry forward	$ 1,567	$ 1,580
Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Loss carry forward	1,638	2,167
Valuation allowance
Net	1,638		$ 2,167
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Loss carry forward	12,562	10,575
Valuation allowance	10,529	$ 6,870
Net	$ 2,033		$ 3,705